SELECTED STATEMENTS OF OPERATIONS DATA (Reconciliation of Allowance for Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Balance at beginning of year	$ 3,179	$ 3,602	$ 3,525
Increase during the year	218	808	986
Amounts collected	(130)	(235)	(222)
Write-off of bad debts	(791)	(996)	(687)
Balance at the end of year	$ 2,476	$ 3,179	$ 3,602